COST OF GOODS SOLD BY NATURE (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Notes and other explanatory information [abstract]
Direct mine and mill costs (a)	$ (184,733)	$ (162,514)	$ (155,311)
Direct mine and mill costs - Contractors	(87,998)	(78,360)	(63,242)
Direct mine and mill costs - Salaries	(43,406)	(40,172)	(25,508)
Depletion and amortization	(70,723)	(61,847)	(46,816)
Total	$ (386,860)	$ (342,893)	$ (290,877)